RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 2,322,224	$ 1,778,175
Ning Ding [Member]
Related Party Transaction [Line Items]
Total	1,665,314	1,497,596
Kai Ding [Member]
Related Party Transaction [Line Items]
Total	306,666
Kai Huang [Member]
Related Party Transaction [Line Items]
Total	142,998	136,999
Ning Ding 1 [Member]
Related Party Transaction [Line Items]
Total	108,691
Ning Ding 2 [Member]
Related Party Transaction [Line Items]
Total	95,055	89,540
Zhong Jin Ke Fastener C O [Member]
Related Party Transaction [Line Items]
Total		51,320
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Total		290
Kai Ding 1 [Member]
Related Party Transaction [Line Items]
Total		2,430
Qianrui Ding [Member]
Related Party Transaction [Line Items]
Total	$ 3,500